Our people - Staffing Costs (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Number and average number of employees [abstract]
Wages and salaries	£ 5,721.0	£ 4,797.2	£ 4,781.0
Cash-based incentive plans	292.6	455.2	110.7
Share-based incentive plans (note 23)	122.0	99.6	74.4
Social security costs	689.4	630.1	570.9
Pension costs (note 24)	204.8	177.7	171.7
Severance	44.2	41.8	68.2
Other staff costs	1,091.8	965.1	779.6
Staffing costs	£ 8,165.8	£ 7,166.7	£ 6,556.5